Initial Public Offering (FY) (Details) - USD ($)		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 0	$ 483,000,000
Offering costs		0	9,810,697
Deferred underwriting commissions		16,905,000	16,905,000	$ 16,905,000
Deferred legal fees		$ 0	$ 250,000
Public Warrant
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.5		$ 11.5
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	48,300,000
Purchase price, per unit	$ 10
Proceeds received from initial public offering, gross	$ 483,000,000
Offering costs	27,100,000
Deferred underwriting commissions	16,900,000	$ 16,900,000		$ 16,900,000
Deferred legal fees	$ 250,000
Initial Public Offering | Public Warrant
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.2
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-Allotment Units
Subsidiary, Sale of Stock [Line Items]
Number of units issued	6,300,000
Purchase price, per unit	$ 10